Risk Management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
VaR | Interest rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	R$ 14,662	R$ 8,131
VaR | Exchange rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	34,638	5,666
VaR | Commodity price (Commodities)
VaR Internal Model - Regulatory Portfolio
Risk Factors	465	8,194
VaR | Equities
VaR Internal Model - Regulatory Portfolio
Risk Factors	2,766	3,355
VaR | Correlation/diversification effect
VaR Internal Model - Regulatory Portfolio
Risk Factors	(9,959)	(7,569)
VaR | VaR at the end of the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	42,572	17,777
VaR | Average VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	43,294	69,852
VaR | Minimum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	16,606	17,777
VaR | Maximum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	122,507	252,797
Stressed | Interest rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	58,629	47,851
Stressed | Exchange rate
VaR Internal Model - Regulatory Portfolio
Risk Factors	104,429	20,959
Stressed | Commodity price (Commodities)
VaR Internal Model - Regulatory Portfolio
Risk Factors	1,637	14,704
Stressed | Equities
VaR Internal Model - Regulatory Portfolio
Risk Factors	3,772	4,844
Stressed | Correlation/diversification effect
VaR Internal Model - Regulatory Portfolio
Risk Factors	(29,875)	33,180
Stressed | VaR at the end of the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	138,592	121,538
Stressed | Average VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	106,636	117,946
Stressed | Minimum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	34,838	57,523
Stressed | Maximum VaR in the year
VaR Internal Model - Regulatory Portfolio
Risk Factors	R$ 298,703	R$ 231,080